Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings (loss)	$ 16,267	$ (37,426)
Adjustments for:
Share-based compensation	6,238	7,718
Depletion and amortization	33,572	42,707
Impairment of royalty and stream interests	49,558	35,711
Change in allowance for expected credit loss and write-off of other investments and interest receivable	(1,399)	27,831
Impairment of investments in associates	0	48,968
Share of loss (income) of associates	30,025	(5,937)
Change in fair value of financial assets at fair value through profit and loss	(343)	9,748
Net loss (gain) on dilution of investments in associates	9,300	(3,580)
Loss on disposal and deemed disposal of associates	0	7,736
Foreign exchange loss (gain)	4,428	(1,268)
Deferred income tax expense	11,183	7,874
Other	2,973	(133)
Net cash flows provided by operating activities before changes in non-cash working capital items	161,802	139,949
Changes in non-cash working capital items	(1,877)	(1,512)
Net cash flows provided by operating activities	159,925	138,437
Investing activities
Acquisitions of short-term investments	(5,983)	(6,200)
Acquisitions of investments	0	(40,200)
Proceeds from disposal of investments	3,847	98,053
Acquisitions of royalty and stream interests	(73,449)	(217,745)
Other	(57)	(34)
Net cash flows used in investing activities	(75,642)	(166,126)
Financing activities
Increase in long-term debt	35,000	190,000
Repayment of long-term debt	(84,721)	(155,787)
Exercise of share options and shares issued under the share purchase plan	9,558	9,486
Normal course issuer bid purchase of common shares	(428)	0
Dividends paid	(30,650)	(29,655)
Withholding taxes on settlement of restricted and deferred share units	(2,442)	(3,592)
Other	(1,185)	(1,082)
Net cash flows (used in) provided by financing activities	(74,868)	9,370
Increase (decrease) in cash before effects of exchange rate changes	9,415	(18,319)
Effects of exchange rate changes on cash	(1,523)	2,670
Net increase (decrease) in cash	7,892	(15,649)
Cash - January 1	51,204	66,853
Cash - December 31	$ 59,096	$ 51,204